EMPLOYEE BENEFITS OBLIGATIONS - Future Mortality Rate (Details)	Mar. 31, 2018 Employee_Age	Mar. 31, 2017 Employee_Age
Male | Life Expectancy, at Age 45 | CANADA | CPM private tables (employees)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23.0	22.4
Male | Life Expectancy, at Age 45 | CANADA | CPM private tables (designated executives)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	24.6	23.9
Male | Life Expectancy, at Age 45 | CANADA | CPM private tables (CMAT)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23.3	22.7
Male | Life Expectancy, at Age 45 | NETHERLANDS | AG2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23.9	23.8
Male | Life Expectancy, at Age 45 | GERMANY | Heubeck RT2005G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	21.9	21.8
Male | Life Expectancy, at Age 45 | NORWAY | K2013
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23.1	22.8
Male | Life Expectancy, at Age 45 | UNITED KINGDOM | S1PA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	24.4	24.3
Male | Life Expectancy, at Age 65 | CANADA | CPM private tables (employees)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	21.5	21.3
Male | Life Expectancy, at Age 65 | CANADA | CPM private tables (designated executives)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23.1	22.9
Male | Life Expectancy, at Age 65 | CANADA | CPM private tables (CMAT)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	21.9	21.6
Male | Life Expectancy, at Age 65 | NETHERLANDS | AG2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	21.7	21.5
Male | Life Expectancy, at Age 65 | GERMANY | Heubeck RT2005G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	19.3	19.3
Male | Life Expectancy, at Age 65 | NORWAY | K2013
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	22.2	22.1
Male | Life Expectancy, at Age 65 | UNITED KINGDOM | S1PA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	22.6	22.6
Female | Life Expectancy, at Age 45 | CANADA | CPM private tables (employees)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25.4	24.7
Female | Life Expectancy, at Age 45 | CANADA | CPM private tables (designated executives)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	26.1	25.4
Female | Life Expectancy, at Age 45 | CANADA | CPM private tables (CMAT)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25.7	25.0
Female | Life Expectancy, at Age 45 | NETHERLANDS | AG2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	26.3	26.2
Female | Life Expectancy, at Age 45 | GERMANY | Heubeck RT2005G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25.8	25.7
Female | Life Expectancy, at Age 45 | NORWAY | K2013
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	26.8	26.5
Female | Life Expectancy, at Age 45 | UNITED KINGDOM | S1PA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	26.9	26.8
Female | Life Expectancy, at Age 65 | CANADA | CPM private tables (employees)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	24.0	23.7
Female | Life Expectancy, at Age 65 | CANADA | CPM private tables (designated executives)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	24.8	24.4
Female | Life Expectancy, at Age 65 | CANADA | CPM private tables (CMAT)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	24.4	24.0
Female | Life Expectancy, at Age 65 | NETHERLANDS | AG2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23.9	23.8
Female | Life Expectancy, at Age 65 | GERMANY | Heubeck RT2005G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23.3	23.2
Female | Life Expectancy, at Age 65 | NORWAY | K2013
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25.5	25.4
Female | Life Expectancy, at Age 65 | UNITED KINGDOM | S1PA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25.0	24.9